                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)


GROWTH

Semiannual Report 2003
--------------------------------------------------------------------------------
                          DELAWARE S&P 500 INDEX FUND



[Logo] POWERED BY RESEARCH.(SM)

Table
   OF CONTENTS

Letter to Shareholders                                    1

Portfolio Management Review                               3

Performance Summary                                       5

Financial Statements:

   Statement of Net Assets                                6

   Statement of Operations                               12

   Statements of Changes
     in Net Assets                                       13

   Financial Highlights                                  14

   Notes to Financial
     Statements                                          16

Funds are not FDIC insured and are not guaranteed.
It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware
Management Company, a series of Delaware
Management Business Trust, which is a registered investment advisor.

(C) 2003 Delaware Distributors, L.P.


Delaware Investments
   POWERED BY RESEARCH

At Delaware Investments, our long history of asset management has taught us the importance of two key principles:

o  Astute security selection is essential when seeking a performance advantage.

o  Superior fundamental research is the key to astute security selection.


Based on these core principles, we have built an organization that is Powered by Research.


Capabilities in all major asset classes
Our proprietary research is reflected in our five distinct Centers of Expertise, each focused on a specific investment discipline.

o U.S. growth equity
o U.S. value equity
o U.S. fixed income
o International and global
o U.S. structured-approach equity products

The Independent Research Advantage
Each Center of Expertise conducts its own research, which drives the portfolio construction process. This direct and distinct approach yields a number of key advantages.
o The research is performed directly by the professionals best equipped to shape it and evaluate its implications, and who are held accountable for the investment results.
o The research leads to a truly distinct managerial approach - rather than a model where all management teams follow the recommendations of the same analysts.

These advantages put our managers in a strong position to uncover market inefficiencies and underappreciated securities that represent the most rewarding opportunities in their asset class.

A Commitment to Our Investors
Our commitment to experience, performance and service has earned us the confidence of discriminating investors.

Experience
Delaware Investments' 185 seasoned investment professionals -- of whom 124 (67%) are analysts -- average 12 years of experience, bringing a wealth of knowledge and expertise to the management team.

Performance
Delaware Investments strives to deliver consistent, reliable, and dependable performance in all asset classes. The management teams aim for solid performance over the long term, incorporating risk assessment in their processes and avoiding those strategies aimed at short-term gains or generally associated with volatility.

Service
With Delaware Investments, you can count on quick and courteous service, easy access to account information, and hassle-free transaction processing.

Letter                                             Delaware S&P 500 Index Fund
   TO SHAREHOLDERS                                 April 10, 2003


Recap of Events
During the six months ended March 31, 2003, the tone of the market could best be described by one word: uncertainty. Cautious investors remained concerned about the military engagement in Iraq and ongoing threats of terrorism on American soil. The domestic economy remained sluggish as consumers and businesses alike focused on these geopolitical events and refrained from making the significant purchases that often help stimulate economic growth. Despite the uncertainty, many of the major equity indexes produced positive results during the period. The Standard & Poor's (S&P) 500 Index gained +5.01%, while the Dow Jones Industrial Average rose by +6.57%. The broader Nasdaq Composite Index increased +14.43% during the same period.

Many of the gains experienced in the market came during the fourth quarter of 2002. A rally among small- and mid-cap stocks contributed to a rebound that saw the Nasdaq Composite Index increase by +13.95% during the final three months of 2002. Once prospects for war became imminent, the cautious tone prevailed again and the major indexes traded flat to slightly negative during the first quarter of 2003. During the first quarter, the Dow Jones Industrial Average and the S&P 500 Index lost -3.64% and -3.15%, respectively, while the Nasdaq Composite Index made a slight gain of +0.42%.

Companies have often been hesitant to reinvest in their own businesses and have generally reduced their expenditures. Consumer confidence also declined as individuals grew increasingly apprehensive about their employment situations. For the economy to rebound, consumers must regain confidence about job security and feel more comfortable spending their hard-earned dollars. On a bright note, low mortgage rates have allowed homeowners to refinance their loans and have contributed to strength in the housing sector.

Delaware S&P 500 Index Fund gained +4.83% (Consultant Class shares at net asset value with distributions reinvested) during the six months ended March 31, 2003, slightly below the +5.01% return of the benchmark Standard & Poor's 500 Index. The Lipper S&P 500 Objective Funds Average trailed both the Fund and its benchmark with a return of +4.65%.

Market Outlook
The end of the war in Iraq should reduce uncertainty that has persisted during the past six months. As time moves on, investors will be likely to once again focus on the domestic economy, the investment markets, and prospects for improving corporate earnings.



 Total Return
 For the period ended March 31, 2003                          Six Months
 Delaware S&P 500 Index Fund-- Consultant Class Shares         +4.83%
 Standard & Poor's 500 Index                                   +5.01%
 Lipper S&P 500 Objective Funds Average (177 funds)            +4.65%
--------------------------------------------------------------------------------
All performance shown above is at net asset value and assumes reinvestment of all distributions. Performance information for all Fund classes can be found on page 5. The S&P 500 Index is an unmanaged composite of mostly large-capitalization U.S. companies. You cannot invest directly in an index. Past performance is not a guarantee of future results. The Lipper S&P 500 Objective Funds Average represents the average return of mutual funds which are designed to replicate the performance of the Standard & Poor's 500 Index (Source: Lipper Inc.).

"S&P 500" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Delaware Management Holdings, Inc. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

We believe that many positive signs exist that will contribute to further economic expansion. Oil prices have begun to stabilize, and inflation expectations remain muted. The Federal Reserve will likely leave interest rates at historically low levels in the short term, to the benefit of homeowners through reduced mortgage expenses. We also believe that cheaper cost of capital may allow businesses to feel more comfortable reinvesting in infrastructure and technology.

We are encouraged by the positive returns in the equity market over the past six months and believe the long-term economic outlook appears brighter than it has been in some time.

Thank you for your continued confidence in and your commitment to Delaware Investments.

Sincerely,

Jude T. Driscoll
--------------------------------------
Jude T. Driscoll
President and Chief Executive Officer,
Delaware Management Holdings, Inc.

David K. Downes
--------------------------------------
David K. Downes
President and Chief Executive Officer,
Delaware Investments Family of Funds

Portfolio                                          Delaware S&P 500 Index Fund
   MANAGEMENT REVIEW                               April 10, 2003


Fund Manager
David K. Chin
Principal and Portfolio Manager
SSgA Funds Management, Inc.

The Fund's Results
The first six months of the Fund's fiscal year reflected a period of new hope for investors as the market managed to sustain modest gains during the period. After a bleak summer session last year, the hope that economic recovery was in sight sparked a rebound in the market during the fourth quarter of 2002, as the S&P 500 Index rose +8.43% for the quarter.

Delaware S&P 500 Index Fund also benefited from this renewed growth late in 2002, then hung on through an up and down first quarter of 2003 to return +4.83% (Consultant Class shares at net asset value with distributions reinvested) for the six months ended March 31, 2003. The S&P 500 Index gained +5.01% over the same six-month span, while the Lipper S&P 500 Objective Funds Average returned +4.65%.

Portfolio Highlights
The S&P 500 Index is a broad-based market index taking into account many sectors. Investors view it as a standard to gauge the performance of the overall market. Instead of attempting to surpass the unmanaged index, index funds attempt to mirror its performance. In attempting to match the index, Delaware S&P 500 Index Fund typically holds all 500 stocks. This approach is generally considered more effective than the "sampling" strategies that are sometimes used to track performance of the index.

Although investors were grappling with mixed economic indicators and reduced corporate earnings reports during the first quarter of 2003, the events leading up to a possible invasion on Iraq played a pivotal role in creating market volatility. Pre-war anxiety gave way to market gains once the war began in March, helping to push equities slightly higher by period end. Late in the period, it often appeared that market fluctuations hinged upon the daily updates of U.S. efforts to reach a resolution with the United Nations regarding Iraq.

In a typical market environment, the release of various economic indicators plays a crucial role in equity performance, from a reflection of current economic health to a barometer for what may lie ahead. Without being completely ignored, these indicators took second stage to the more looming Middle East crisis during recent months. A rising unemployment rate and lackluster holiday shopping season did not have the direct impact upon the market that they normally might. At times during the period, investors seemed to shrug off negative economic news as they waited for issues surrounding the war to play out.

The computers and technology sector played a vital role during the period, as it led all other market segments in the S&P 500 Index in return. Some of the top performers during the period were Yahoo, EMC, Citrix Systems, and Xerox. This sector accounts for over 11 percent of the index's net assets and ranks third largest. Although the sector as a whole has much ground to make up from prior years' losses, it is a positive sign that this area is again capable of producing solid returns.

Telecommunications companies were also feeling the pressures of a declining capital spending environment. Although the telecommunications sector has witnessed some short-lived periods of growth after the technology boom of the late 1990s, a good deal of improvement is still needed for this area to prosper. During the period, some signs of positive momentum emerged within the telecommunications sector. Ciena was one example of such growth, as its ability to offer new services and invigorate revenue opportunities helped its standing with investors. Lucent Technologies and Nextel Communications also had favorable returns during the six months.

The food, beverage & tobacco sector has always been a highly competitive area. Companies such as Coca-Cola are seemingly in constant battle over prices and market share, as well as having to contend with more health-conscious consumers. Coca-Cola fell victim to flat earnings and an increasing dollar, which hindered performance during the period.

Companies that are selected to compose the S&P 500 Index must meet certain criteria established by the Standard & Poor's Index Committee. Some of the criteria include a market capitalization of $3 billion or more, financial viability (usually measured by four consecutive quarters of positive as-reported earnings), adequate liquidity, along with a reasonable price.

During the six-month period, companies that were removed from the index included HealthSouth, AMR, Rational Software, and TRW. Additions included McCormick, Apartment Investment & Management Class A, AutoNation, and Quest Diagnostics. As an additional note, index constituent Comcast Class A Special changed its name to Comcast Class A.

Outlook
Through much of the period, investors were largely risk-averse, owing to geopolitical concerns, as well as economic considerations. Despite the uncertainties, some investors found attractive opportunities in the market, and in turn bought stocks.

With the war in Iraq nearing its conclusion, we believe the pace of economic growth should quicken, especially as monetary and fiscal stimuli get full traction. Given this improving outlook, as well as considerable cash on the sidelines, investors have the ability to bid stock prices higher. To access such potential, while being broadly diversified, we continue to believe that the Fund is a sound choice for large-company equity exposure in an asset allocation mix.

Top 10 Portfolio Holdings
As of March 31, 2003
                                                                 Percentage
Company                            Sector                       of Net Assets
-----------------------------------------------------------------------------
Microsoft                          Computers & Technology           3.20%
-----------------------------------------------------------------------------
General Electric                   Electronics & Electrical
                                     Equipment                      3.14%
-----------------------------------------------------------------------------
Exxon Mobil                        Energy                           2.90%
-----------------------------------------------------------------------------
Wal-Mart Stores                    Retail                           2.84%
-----------------------------------------------------------------------------
Pfizer                             Healthcare & Pharmaceuticals     2.37%
-----------------------------------------------------------------------------
Citigroup                          Banking, Finance &               2.19%
                                     Insurance
-----------------------------------------------------------------------------
Johnson & Johnson                  Healthcare & Pharmaceuticals     2.12%
-----------------------------------------------------------------------------
International Business             Computers & Technology           1.63%
  Machines
-----------------------------------------------------------------------------
American International             Banking, Finance &               1.60%
  Group                              Insurance
-----------------------------------------------------------------------------
Merck                              Healthcare & Pharmaceuticals     1.52%
-----------------------------------------------------------------------------

Delaware
   S&P 500 INDEX FUND

Fund Basics
As of March 31, 2003
------------------------------------------------
Fund Objective:
The Fund seeks to replicate the total return of
the Standard & Poor's 500 Composite Stock
Price Index.
------------------------------------------------
Total Fund Net Assets:
$49.43 million
------------------------------------------------
Number of Holdings:
500
------------------------------------------------
Fund Start Date:
January 12, 2000
------------------------------------------------
Your Fund Manager:
David K. Chin holds a BS in management
information systems from the University of
Massachusetts/Boston and an MBA from the
University of Arizona. He is a Principal and
Portfolio Manager in the U.S. Structured
Products Group at SSgA Funds Management, Inc.
where he manages both domestic and
international funds. Previously, he was a product
analyst in the Analytical Services Group at Frank
Russell Company.
------------------------------------------------
Nasdaq Symbols:
Consultant Class     DSPCX
Institutional Class  DSPNX


Fund Performance
Average Annual Total Returns
Through March 31, 2003                                   Lifetime     One Year
--------------------------------------------------------------------------------
Consultant Class (Est. 1/12/00)                           -14.48%     -25.08%
Institutional Class (Est. 1/12/00)                        -14.41%     -25.09%
--------------------------------------------------------------------------------

Returns reflect reinvestment of all distributions and any applicable sales charges as noted below. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Past performance is not a guarantee of future results.

The Fund offers Consultant and Institutional Class shares. Consultant Class shares are available without a sales charge but are subject to an annual distribution and service fee of up to 0.30%. Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

An expense limitation was in effect for all classes of Delaware S&P 500 Index Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

"S&P 500" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Delaware Management Holdings, Inc. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

Statement                                          Delaware S&P 500 Index Fund
   OF NET ASSETS                                   March 31, 2003 (Unaudited)


                                                           Number of    Market
                                                             Shares      Value

Common Stock - 96.61%
Aerospace & Defense - 1.48%
  Boeing                                                      5,182  $  129,861
  General Dynamics                                            1,195      65,809
  Honeywell International                                     5,219     111,478
  Lockheed Martin                                             2,823     134,234
  Northrop                                                    1,161      99,614
  Textron                                                       822      22,572
  United Technologies                                         2,894     167,214
                                                                     ----------
                                                                        730,782
                                                                     ----------
Automobiles & Automotive Parts - 0.88%
 +AutoNation                                                  1,800      22,950
  Cooper Industries                                             576      20,569
  Cooper Tire & Rubber                                          400       4,880
  Cummins Engine                                                200       4,920
  Dana                                                          800       5,648
  Danaher                                                       922      60,631
  Delphi Automotive Systems                                   3,176      21,692
  Ford Motor                                                 11,329      85,194
  General Motors                                              3,424     115,115
  Genuine Parts                                               1,109      33,836
  Goodrich (B.F.)                                               604       8,492
  Goodyear Tire & Rubber                                        900       4,653
 +Navistar International                                        410      10,090
  PACCAR                                                        702      35,290
  Visteon                                                       627       3,724
                                                                     ----------
                                                                        437,684
                                                                     ----------
Banking, Finance & Insurance - 18.98%
  ACE Limited                                                 1,600      46,320
  AFLAC                                                       3,188     102,175
  Allstate                                                    4,257     141,205
  Ambac Financial Group                                         671      33,899
  American Express                                            8,018     266,438
  American International Group                               15,985     790,459
  AmSouth Bancorporation                                      2,093      41,609
  Aon                                                         1,883      38,940
  Bank of America                                             9,192     614,394
  Bank of New York                                            4,699      96,330
  Bank One                                                    7,139     247,152
  BB&T                                                        2,824      88,758
  Bear Stearns                                                  609      39,950
  Block (H&R)                                                 1,134      48,410
  Capital One Financial                                       1,321      39,643
  Charter One Financial                                       1,351      37,369
  Chubb                                                       1,016      45,029
  Cigna                                                         846      38,679
  Cincinnati Financial                                          976      34,228
  Citigroup                                                  31,429   1,082,730
  Comerica                                                    1,026      38,865
  Countrywide Credit Industry                                   750      43,125
  Equifax                                                       800      15,992
  Fannie Mae                                                  6,107     399,093
  Fifth Third Bancorp                                         3,521     176,543
  First Tennessee National                                      800      31,768
  Fleet Boston Financial                                      6,425     153,429

                                                           Number of    Market
                                                             Shares      Value
Common Stock (continued)

Banking, Finance & Insurance (continued)
  Franklin Resources                                          1,583  $   52,097
  Freddie Mac                                                 4,263     226,365
  Golden West Financial                                         967      69,556
  Goldman Sachs Group                                         2,900     197,432
  Hartford Financial Services                                 1,609      56,782
  Huntington Bancshares                                       1,365      25,375
  Janus Capital Group                                         1,379      15,707
  Jefferson-Pilot                                               850      32,708
  John Hancock Financial Services                             1,700      47,226
  J.P. Morgan Chase                                          12,188     288,977
  KeyCorp                                                     2,597      58,588
  Lehman Brothers Holdings                                    1,464      84,546
  Lincoln National                                            1,048      29,344
  Loews Corporation                                           1,175      46,812
  Marsh & McLennan                                            3,332     142,043
  Marshall & Ilsley                                           1,300      33,228
  MBIA                                                          932      36,012
  MBNA                                                        7,720     116,186
  Mellon Financial                                            2,605      55,382
  Merrill Lynch                                               5,243     185,602
  Metropolitan Life Insurance                                 4,300     113,434
  MGIC Investment                                               619      24,308
  Morgan Stanley Dean Witter                                  6,593     252,842
  National City                                               3,689     102,739
  North Fork Bancorporation                                   1,000      29,450
  Northern Trust                                              1,365      41,564
  PNC Financial Group                                         1,713      72,597
  Principal Financial Group                                   2,000      54,280
  Progressive                                                 1,377      81,670
 +Providian Financial                                         1,953      12,812
  Prudential Financial                                        3,400      99,450
  Regions Financial                                           1,305      42,282
  Safeco                                                        895      31,298
  Schwab (Charles)                                            8,092      58,424
  SLM                                                           980     108,702
  SouthTrust                                                  2,062      52,643
  St. Paul                                                    1,332      42,358
  State Street Bank                                           2,073      65,569
  SunTrust Banks                                              1,773      93,348
  Synovus Financial                                           1,864      33,347
  T. Rowe Price Group                                           764      20,719
  Torchmark                                                     769      27,530
  Travelers Property & Casualty Class B                       6,176      87,143
  U.S. Bancorp                                               11,711     222,275
  Union Planters                                              1,150      30,234
  UnumProvident                                               1,428      13,994
  Wachovia                                                    8,283     282,202
  Washington Mutual                                           5,797     204,460
  Wells Fargo                                                10,355     465,872
  XL Capital Ltd. Class A                                       800      56,624
  Zions Bancorp                                                 573      24,513
                                                                     ----------
                                                                      9,381,183
                                                                     ----------

Statement                                           Delaware S&P 500 Index Fund
   OF NET ASSETS (CONTINUED)
                                                           Number of    Market
                                                             Shares      Value
Common Stock (continued)
Buildings & Materials - 0.39%
 +American Standard                                             500  $   34,385
  Centex                                                        375      20,385
  Fluor                                                         456      15,358
  KB Home                                                       300      13,635
 +Louisiana-Pacific                                             500       3,965
  Masco                                                       3,060      56,977
  Pulte Homes                                                   400      20,060
  Snap-On                                                       357       8,839
  Vulcan Materials                                              599      18,108
                                                                     ----------
                                                                        191,712
                                                                     ----------
Business Services - 0.46%
 +Cendant                                                     6,302      80,034
  Cintas                                                      1,000      32,900
 +Convergys                                                     943      12,448
  Deluxe                                                        382      15,330
  Paychex                                                     2,300      63,181
 +Robert Half International                                   1,000      13,310
 +Sabre Group Holdings                                          793      12,617
                                                                     ----------
                                                                        229,820
                                                                     ----------
Cable, Media & Publishing - 2.16%
 +Clear Channel Communications                                3,750     127,200
  Donnelley & Sons                                              647      11,853
  Dow Jones                                                     503      17,826
  Gannett                                                     1,627     114,590
  InterPublic Group                                           2,208      20,534
  Knight-Ridder                                                 557      32,585
  McGraw-Hill Companies                                       1,175      65,318
  Meredith                                                      300      11,454
  Moody's                                                       966      44,658
  New York Times                                                971      41,899
  Omnicom Group                                               1,154      62,512
 +TMP Worldwide                                                 600       6,438
  Tribune                                                     1,892      85,159
 +Univision Communications Class A                            1,344      32,941
 +Viacom Class B                                             10,722     391,567
                                                                     ----------
                                                                      1,066,534
                                                                     ----------
Chemicals - 2.09%
  Air Products & Chemicals                                    1,384      57,339
  Avery Dennison                                                711      41,714
  Dow Chemical                                                5,623     155,251
  duPont(E.I.)deNemours                                       6,105     237,240
  Eastman Chemical                                              446      12,930
  Englehard                                                     708      15,165
  Great Lakes Chemical                                          300       6,660
 +Hercules                                                      500       4,350
  Pharmacia                                                   7,874     340,944
  PPG Industries                                                999      45,035
  Praxair                                                       976      54,998
  Rohm & Haas                                                 1,368      40,739
  Sigma-Aldrich                                                 465      20,688
                                                                     ----------
                                                                      1,033,053
                                                                     ----------

                                                           Number of    Market
                                                             Shares      Value

Common Stock (continued)
Computers & Technology - 11.75%
  Adobe Systems                                               1,408    $ 43,409
 +American Power Conversion                                   1,133      16,134
 +AOL Time Warner                                            27,229     295,707
 +Apple Computer                                              2,115      29,906
  Autodesk                                                      588       8,973
  Automatic Data Processing                                   3,659     112,661
 +Avaya                                                       1,719       3,507
 +BMC Software                                                1,400      21,126
 +Cisco Systems                                              43,353     559,254
 +Citrix Systems                                                944      12,423
  Computer Associates International                           3,423      46,758
 +Computer Sciences                                           1,099      35,772
 +Compuware                                                   2,407       8,160
 +Comverse Technology                                         1,212      13,708
 +Concord EFS                                                 3,040      28,576
 +Dell Computer                                              15,785     431,088
  Electronic Data Systems                                     2,840      49,984
 +Electronics Arts                                              900      52,776
 +EMC                                                        13,476      97,431
  First Data                                                  4,634     171,504
 +Fiserv                                                      1,205      37,933
 +Gateway                                                     1,506       3,554
  Hewlett-Packard                                            18,627     289,650
  International Business Machines                            10,294     807,359
 +Intuit                                                      1,300      48,360
 +Jabil Circuit                                               1,300      22,750
 +Lexmark International Class A                                 783      52,422
  Linear Technology                                           1,951      60,227
 +Mercury Interactive                                           543      16,116
 +Micron Technology                                           3,665      29,833
  Microsoft                                                  65,384   1,582,948
 +NCR                                                           586      10,747
 +Novell                                                      1,764       3,793
 +Nvidia                                                      1,000      12,850
 +Oracle                                                     32,125     348,524
 +Parametric Technology                                       1,200       2,604
 +PeopleSoft                                                  2,001      30,615
  PerkinElmer                                                   599       5,325
  Pitney Bowes                                                1,444      46,092
 +Seagate Technology Tracking                                   503           0
 +Siebel Systems                                              2,939      23,541
 +Sun Microsystems                                           19,669      64,121
 +SunGard Data Systems                                        1,700      36,210
 +Symantec                                                      900      35,262
 +Teradyne                                                    1,013      11,791
 +Unisys                                                      1,900      17,594
 +Veritas Software                                            2,605      45,796
 +Xerox                                                       4,411      38,376
 +Yahoo                                                       3,624      87,048
                                                                     ----------
                                                                      5,810,298
                                                                     ----------

Statement                                           Delaware S&P 500 Index Fund
   OF NET ASSETS (CONTINUED)

                                                           Number of    Market
                                                             Shares      Value
Common Stock (continued)
Consumer Products - 3.66%
  3M                                                          2,372  $  308,431
  Avon Products                                               1,407      80,269
  Black & Decker                                                439      15,304
  Clorox                                                      1,403      64,777
 +Corning                                                     7,473      43,642
  Gillette                                                    6,405     198,171
  International Flavors & Fragrances                            600      18,654
  Kimberly-Clark                                              3,194     145,199
  Mattel                                                      2,665      59,963
  Maytag                                                        496       9,439
  Procter & Gamble                                            7,933     706,433
  Tyco International                                         12,184     156,686
                                                                     ----------
                                                                      1,806,968
                                                                     ----------
Consumer Services - 0.12%
 +American Greetings Class A                                    300       3,930
 +Apollo Group Class A                                        1,100      54,890
                                                                     ----------
                                                                         58,820
                                                                     ----------
Electronics & Electrical Equipment - 6.77%
 +Advanced Micro Devices                                      1,910      11,804
 +Agilent Technologies                                        2,785      36,623
 +Altera                                                      2,256      30,546
 +Analog Devices                                              2,260      62,150
 +Applied Micro Circuits                                      1,900       6,194
 +Broadcom Class A                                            1,675      20,686
  Eaton                                                         442      30,918
  Emerson Electric                                            2,568     116,459
  FirstEnergy                                                 1,847      58,181
  General Electric                                           60,848   1,551,623
  Intel                                                      40,362     657,093
 +JDS Uniphase                                                8,772      25,000
 +KLA Instruments                                             1,146      41,190
 +LSI Logic                                                   2,175       9,831
  Maxim Integrated Products                                   1,967      71,048
  Molex                                                       1,179      25,325
  Motorola                                                   13,868     114,550
 +National Semiconductor                                      1,013      17,262
 +Novellus Systems                                              920      25,088
 +PMC - Sierra                                                  800       4,760
 +Power-One                                                     274       1,206
 +QLogic                                                        548      20,353
  Raytheon Class B                                            2,479      70,329
  Rockwell Collins                                            1,080      19,840
  Rockwell International                                      1,080      22,356
 +Sanmina                                                     3,381      13,659
 +Solectron                                                   4,658      14,067
  Symbol Technologies                                         1,500      12,915
 +Tektronix                                                     456       7,820
  Texas Instruments                                          10,670     174,668
 +Thomas & Betts                                                300       4,254
  Whirlpool                                                     408      20,004
 +Xilinx                                                      1,994      46,680
                                                                     ----------
                                                                      3,344,482
                                                                     ----------
                                                           Number of    Market
                                                             Shares      Value
Common Stock (continued)
Energy - 6.48%
  Amerada Hess                                                  560  $   24,786
  Anadarko Petroleum                                          1,552      70,616
  Apache                                                        982      60,613
  Ashland                                                       406      12,046
  Baker Hughes                                                2,093      62,643
 +BJ Services                                                 1,000      34,390
  Burlington Resources                                        1,226      58,492
  ChevronTexaco                                               6,536     422,553
  ConocoPhillips                                              4,195     224,852
  Constellation Energy                                          966      26,787
  Devon Energy                                                  983      47,400
 +Dynegy                                                      1,760       4,594
  El Paso                                                     3,722      22,518
  Eog Resources                                                 743      29,393
  Exxon Mobil                                                41,078   1,435,677
  Halliburton                                                 2,665      55,245
  Kerr-McGee                                                    594      24,122
  Kinder Morgan                                                 801      36,045
  Marathon Oil                                                1,898      45,495
 +Mirant                                                      1,979       3,166
 +Nabors Industries                                             874      34,846
  Nicor                                                         235       6,420
  Nisource                                                    1,515      27,573
 +Noble                                                         797      25,042
  Occidental Petroleum                                        2,253      67,500
  Peoples Energy                                                200       7,154
  Rowan Companies                                               540      10,616
  Schlumberger Limited                                        3,595     136,646
  Sempra Energy                                               1,200      29,952
  Sunoco                                                        500      18,285
  TECO Energy                                                 1,100      11,693
 +Transocean Sedco Forex                                      1,948      39,837
  Unocal                                                      1,516      39,886
  Williams                                                    3,322      15,215
  Xcel Energy                                                 2,418      30,975
                                                                     ----------
                                                                      3,203,073
                                                                     ----------
Environmental Services - 0.29%
 +Allied Waste Industries                                     1,300      10,387
  Applera - Applied Biosystems Group                          1,238      19,598
  Ecolab                                                        807      39,809
  Waste Management                                            3,563      75,464
                                                                     ----------
                                                                        145,258
                                                                     ----------
Farming & Agriculture - 0.05%
  Monsanto                                                    1,523      24,977
                                                                     ----------
                                                                         24,977
                                                                     ----------

Statement                                           Delaware S&P 500 Index Fund
   OF NET ASSETS (CONTINUED)
                                                           Number of    Market
                                                             Shares      Value
Common Stock (continued)
Food, Beverage & Tobacco - 5.41%
  Adolph Coors                                                  194  $    9,409
  Altria Group                                               12,610     377,796
  Anheuser Busch                                              5,283     246,241
  Archer-Daniels-Midland                                      3,841      41,483
  Ball                                                          354      19,718
  Brown-Forman Class B                                          440      33,836
  Campbell Soup                                               2,521      52,941
  Coca-Cola                                                  15,107     611,530
  Coca-Cola Enterprises                                       2,803      52,388
  ConAgra                                                     3,348      67,228
  Darden Restaurants                                          1,000      17,850
  Fortune Brands                                                952      40,812
  General Mills                                               2,298     104,674
  Heinz (H.J.)                                                2,123      61,992
  Hershey Foods                                                 807      50,567
  Kellogg                                                     2,499      76,594
  McCormick                                                     800      19,312
  Pepsi Bottling Group                                        1,660      29,764
  PepsiCo                                                    10,532     421,280
  RJ Reynolds Tobacco Holdings                                  500      16,130
  Sara Lee                                                    4,834      90,396
  Supervalu                                                     706      10,943
  Sysco                                                       3,944     100,335
  UST                                                           975      26,910
 +Waters                                                        800      16,928
  Wrigley (W.M.) Jr.                                          1,376      77,744
                                                                     ----------
                                                                      2,674,801
                                                                     ----------
Healthcare & Pharmaceuticals - 14.29%
  Abbott Laboratories                                         9,530     358,423
  Aetna                                                         945      46,589
  Allergan                                                      790      53,886
  AmerisourceBergen Class A                                     648      34,020
 +Amgen                                                       7,871     452,976
 +Anthem                                                        900      59,625
  Bard (C.R.)                                                   351      22,134
  Bausch & Lomb                                                 332      10,919
  Baxter International                                        3,564      66,433
  Becton Dickinson                                            1,603      55,207
 +Biogen                                                        940      28,162
  Biomet                                                      1,559      47,783
 +Boston Scientific                                           2,505     102,104
  Bristol-Myers Squibb                                       11,810     249,545
  Cardinal Health                                             2,763     157,408
 +Chiran Bio Tech                                             1,162      43,575
 +Forest Laboratories                                         2,238     120,785
 +Genzyme - General Division                                  1,300      47,385
 +Guidant                                                     1,914      69,287
  HCA - The Healthcare Company                                3,109     128,588
  Health Management Associates Class A                        1,400      26,600
 +Humana                                                        900       8,640
  IMS Health                                                  1,567      24,461

                                                           Number of    Market
                                                             Shares      Value
Common Stock (continued)
Healthcare & Pharmaceuticals (continued)
  Johnson & Johnson                                          18,116  $1,048,373
 +King Pharmaceutical                                         1,374      16,392
  Lilly (Eli)                                                 6,926     395,821
 +Manor Care                                                    600      11,538
  McKesson HBOC                                               1,748      43,578
 +Medimmune                                                   1,521      49,934
  Medtronic                                                   7,499     338,355
  Merck                                                      13,686     749,719
 +Millipore                                                     337      11,020
  Pfizer                                                     37,632   1,172,614
 +Quest Diagnostics                                             700      41,783
 +Quintiles Transnational                                       600       7,296
  Schering-Plough                                             9,001     160,488
 +St Jude Medical                                             1,082      52,748
  Stryker                                                     1,178      80,870
 +Tenet Healthcare                                            2,832      47,294
  UnitedHealth Group                                          1,845     169,131
 +Watson Pharmaceutical                                         614      17,665
 +Wellpoint Health Networks                                     944      72,452
  Wyeth                                                       8,093     306,077
 +Zimmer Holdings                                             1,172      56,994
                                                                     ----------
                                                                      7,064,677
                                                                     ----------
Industrial Machinery - 0.94%
 +Applied Materials                                           9,962     125,323
  Caterpillar                                                 2,111     103,861
  Crane                                                         300       5,226
  Deere                                                       1,498      58,811
  Grainger (W.W.)                                               580      24,882
  Ingersoll-Rand Class A                                      1,089      42,025
  ITT Industries                                                608      32,473
 +McDermott International                                       300         870
  Pall                                                          697      13,940
  Parker Hannifin                                               741      28,706
  Stanley Works                                                 499      11,971
 +Thermo Electron                                               999      18,082
                                                                     ----------
                                                                        466,170
                                                                     ----------
Leisure, Lodging & Entertainment - 1.44%
  Carnival Cruise Lines                                       3,602      86,844
  Eastman Kodak                                               1,765      52,244
  Harley-Davidson                                             1,860      73,861
 +Harrah's Entertainment                                        647      23,098
  Hasbro                                                      1,100      15,279
  Hilton Hotels                                               2,309      26,807
 +International Game Technology                                 500      40,950
  Marriott International Class A                              1,412      44,916
  McDonald's                                                  7,814     112,990
  Walt Disney                                                12,516     213,023
  Wendy's International                                         740      20,357
                                                                     ----------
                                                                        710,369
                                                                     ----------

Statement                                          Delaware S&P 500 Index Fund
   OF NET ASSETS (CONTINUED)

                                                           Number of    Market
                                                             Shares      Value
Common Stock (continued)
Metals & Mining - 0.46%
  Alcoa                                                       5,081  $   98,470
  Allegheny Technologies                                        400       1,160
 +Freeport-McMoRan Copper & Gold Class B                        800      13,640
  Newmont Mining                                              2,440      63,806
  Nucor                                                         530      20,230
 +Phelps Dodge                                                  532      17,279
  United States Steel                                           500       4,915
  Worthington Industries                                        500       5,965
                                                                     ----------
                                                                        225,465
                                                                     ----------
Miscellaneous - 0.06%
  Dover                                                       1,195      28,943
                                                                     ----------
                                                                         28,943
                                                                     ----------
Packaging & Containers - 0.33%
  Bemis                                                         335      14,090
  Illinois Tool Works                                         1,909     111,009
 +Pactiv                                                        900      18,270
 +Sealed Air                                                    493      19,784
                                                                     ----------
                                                                        163,153
                                                                     ----------
Paper & Forest Products - 0.52%
  Boise Cascade                                                 354       7,735
  Georgia-Pacific                                             1,497      20,808
  International Paper                                         2,936      99,237
  MeadWestvaco                                                1,151      26,220
  Plum Creek Timber                                           1,100      23,749
  Temple-Inland                                                 373      13,950
  Weyerhaeuser                                                1,345      64,331
                                                                     ----------
                                                                        256,030
                                                                     ----------
REITs - 0.39%
  Apartment Investment & Management
    Class A                                                     600      21,888
  Equity Office Properties Trust                              2,500      63,625
  Equity Residential Properties Trust                         1,600      38,512
  Simon Property Group                                        1,100      39,413
  Starwood Hotels & Resorts Worldwide                         1,200      28,548
                                                                     ----------
                                                                        191,986
                                                                     ----------
Retail - 7.98%
  Alberto Culver Class B                                        369      18,184
  Albertson's                                                 2,292      43,204
 +AutoZone                                                      632      43,425
 +Bed Bath & Beyond                                           1,768      61,067
 +Best Buy                                                    1,995      53,805
 +Big Lots                                                      600       6,750
  Circuit City Stores                                         1,256       6,531
  Colgate-Palmolive                                           3,259     177,420
 +Costco Wholesale                                            2,825      84,835
  CVS                                                         2,373      56,596
  Dillard                                                       500       6,460
  Dollar General                                              2,041      24,921
 +eBay                                                        1,900     162,051

                                                           Number of    Market
                                                             Shares      Value
Common Stock (continued)
Retail (continued)
  Family Dollar Stores                                        1,000   $  30,880
 +Federated Department Stores                                 1,198      33,568
  Gap                                                         5,459      79,101
  Home Depot                                                 14,206     346,058
 +Kohl's                                                      2,092     118,365
 +Kroger                                                      4,555      59,898
  Limited Brands                                              3,117      40,116
  Liz Claiborne                                                 612      18,923
  Lowe's Companies                                            4,800     195,936
  May Department Stores                                       1,694      33,694
  Nordstrom                                                     800      12,960
 +Office Depot                                                1,824      21,578
  Penney (J.C.)                                               1,600      31,424
  Radioshack                                                    960      21,398
 +Safeway                                                     2,698      51,073
  Sears, Roebuck                                              1,880      45,402
  Sherwin-Williams                                              900      23,787
 +Staples                                                     2,941      53,909
 +Starbucks                                                   2,366      60,948
  Target                                                      5,588     163,505
  Tiffany                                                       836      20,900
  TJX                                                         3,256      57,306
 +Toys R Us                                                   1,197      10,019
  Tupperware                                                    300       4,146
  V F                                                           635      23,895
  Wal-Mart Stores                                            26,942   1,401,791
  Walgreen                                                    6,231     183,690
  Winn-Dixie Stores                                             800      10,576
 +YUM! Brands                                                 1,766      42,967
                                                                     ----------
                                                                      3,943,062
                                                                     ----------
Telecommunications - 4.74%
  A T & T                                                     4,799      77,744
 +A T & T Wireless Services                                  16,349     107,903
 +ADC Telecommunications                                      5,250      10,815
  Alltel                                                      1,922      86,029
 +Andrew                                                        456       2,508
  BellSouth                                                  11,320     245,304
 +Ciena                                                       2,500      10,925
 +Comcast Class A                                            14,091     402,863
 +Lucent Technologies                                        24,379      35,837
 +Network Appliance                                           2,104      23,544
 +Nextel Communications                                       5,936      79,483
  QUALCOMM                                                    4,855     175,071
 +Qwest Communications International                          9,951      34,729
  SBC Communications                                         20,274     406,696
  Scientific-Atlanta                                          1,002      13,767
 +Sprint                                                      5,723      24,952
 +Tellabs                                                     2,478      14,348
  Verizon Communications                                     16,710     590,700
                                                                     ----------
                                                                      2,343,218
                                                                     ----------

Statement                                          Delaware S&P 500 Index Fund
   OF NET ASSETS (CONTINUED)

                                                           Number of    Market
                                                             Shares      Value
Common Stock (continued)
Textiles, Apparel & Furniture - 0.46%
  Johnson Controls                                              553    $ 40,059
 +Jones Apparel Group                                           800      21,944
  Leggett & Platt                                             1,100      20,108
  Newell Rubbermaid                                           1,639      46,466
  Nike                                                        1,651      84,894
 +Reebok International                                          400      13,140
                                                                     ----------
                                                                        226,611
                                                                     ----------

Transportation & Shipping - 1.63%
  Brunswick                                                     500       9,500
  Burlington Northern Santa Fe                                2,250      56,025
  CSX                                                         1,335      38,074
  Delta Air Lines                                               662       5,892
  FedEx                                                       1,804      99,346
  Norfolk Southern                                            2,333      43,300
  Ryder System                                                  300       6,153
  Southwest Airlines                                          4,704      67,549
  Union Pacific                                               1,532      84,260
  United Parcel Service Class B                               6,900     393,301
                                                                     ----------
                                                                        803,400
                                                                     ----------
Utilities - 2.40%
 +AES                                                         3,467      12,551
 +Allegheny Energy                                              673       4,179
  Ameren                                                      1,006      39,284
  American Electric Power                                     2,343      53,538
 +Calpine                                                     1,981       6,537
  Centerpoint Energy                                          1,789      12,612
  CenturyTel                                                    822      22,687
  CINergy                                                     1,000      33,650
 +Citizens Communications                                     1,700      16,966
  CMS Energy                                                    700       3,087
  Consolidated Edison                                         1,352      52,011
  Dominion Resources                                          1,940     107,418
  DTE Energy                                                    985      38,070
  Duke Energy                                                 5,508      80,086
 +Edison International                                        1,920      26,285
  Entergy                                                     1,357      65,340
  Exelon                                                      1,955      98,552
  FPL Group                                                   1,124      66,237
  Keyspan                                                       943      30,412
 +PG&E                                                        2,422      32,576
  Pinnacle West Capital                                         597      19,844
  PPL                                                         1,032      36,750
  Progress Energy                                             1,440      56,376
  Public Service Enterprise Group                             1,332      48,871
  Southern                                                    4,308     122,520
  Sprint                                                      5,512      64,766
  TXU                                                         1,964      35,057
                                                                     ----------
                                                                      1,186,262
                                                                     ----------
Total Common Stock (cost $63,284,442)                                47,748,791
                                                                     ----------

                                                          Principal    Market
                                                            Amount      Value

U.S. Treasury Obligations- 0.30%
 *U S Treasury Bill 1.07% 6/12/03                          $150,000 $   149,676
                                                                    -----------
Total U.S. Treasury Obligations
  (cost $149,681)                                                       149,676
                                                                    -----------
Repurchase Agreements - 3.37%
  With BNP Paribas 1.30% 4/1/03
   (dated 3/31/03, collateralized by
   $543,000 U.S. Treasury Notes 6.785%
   due 5/15/06, market value $634,921)                      622,000     622,000
  With J. P. Morgan Securities 1.23% 4/1/03
   (dated 3/31/03, collateralized by
   $388,000 U.S. Treasury Notes 11.875%
   due 11/15/03, market value $430,721)                     421,000     421,000
  With UBS Warburg 1.30% 4/1/03
   (dated 3/31/03, collateralized by
   $543,000 U.S. Treasury Notes 7.000%
   due 7/15/06, market value $634,211)                      622,000     622,000
                                                                    -----------
Total Repurchase Agreements
  (cost $1,665,000)                                                   1,665,000
                                                                    -----------

Total Market Value of Securities - 100.28%
  (cost $65,099,123)                                                 49,563,467
Liabilities Net of Receivables and
  Other Assets - (0.28%)                                               (136,712)
                                                                    -----------
Net Assets Applicable to 9,908,199 Shares
  Outstanding - 100.00%                                             $49,426,755
                                                                    -----------

Net Asset Value - Delaware S&P 500 Index
  Fund Consultant Class
  ($28,532,883 / 5,722,119 Shares)                                        $4.99
                                                                          -----
Net Asset Value - Delaware S&P 500 Index
  Fund Institutional Class
  ($20,893,872 / 4,186,080 Shares)                                        $4.99
                                                                          -----

Components of Net Assets at March 31, 2003:
Shares of beneficial interest
  (unlimited authorization - no par)                                $71,092,589
Undistributed net investment income                                     221,147
Accumulated net realized loss on investments                         (6,313,056)
Net unrealized depreciation of investments                          (15,573,925)
                                                                    -----------
Total net assets                                                    $49,426,755
                                                                    -----------

+Non-income producing security for the period ended March 31, 2003.

*Pledged as collateral for futures contracts. The interest rate shown is the yield at the time of purchase.

Summary of Abbreviations:
REIT - Real Estate Investment Trust

See accompanying notes

Statement                            Delaware S&P 500 Index Fund
   OF OPERATIONS                     Six Months Ended March 31, 2003 (Unaudited)




Investment Income:
  Dividends                                                $441,757
  Interest                                                    9,247   $ 451,004
                                                           --------   ---------

Expenses:
  Dividend disbursing and transfer agent fees and expenses  512,212
  Registration fees                                          21,881
  Management fees                                            16,868
  Distribution expenses - Consultant Class                   15,705
  Accounting and administration expenses                     11,190
  Professional fees                                           6,300
  Custodian fees                                              5,567
  Trustees' fees                                              2,090
  Reports and statements to shareholders                        952
  Other                                                       6,994     599,759
                                                           --------
  Less expenses absorbed or waived                                     (486,859)
  Less expenses paid indirectly                                            (581)
                                                                      ---------
  Total expenses                                                        112,319
                                                                      ---------
Net Investment Income                                                   338,685
                                                                      ---------

Net Realized and Unrealized Gain (Loss) on Investments:
  Net realized loss on:
  Investments                                                        (2,534,764)
  Futures contracts                                                     (20,861)
                                                                     ----------
  Net realized loss                                                  (2,555,625)
  Net change in unrealized appreciation/depreciation
    of investments                                                    4,118,444
                                                                     ----------
Net Realized and Unrealized Gain on Investments                       1,562,819
                                                                     ----------

Net Increase in Net Assets Resulting from Operations                 $1,901,504
                                                                     ==========

See accompanying notes

Statements                                         Delaware S&P 500 Index Fund
   OF CHANGES IN NET ASSETS


                                                         Six Months      Year
                                                          Ended         Ended
                                                          3/31/03      9/30/02
                                                        (Unaudited)

Increase (Decrease) in Net Assets from Operations:
  Net investment income                                   $338,685     $508,862
  Net realized loss on investments                      (2,555,625)  (2,307,359)
  Net change in unrealized appreciation/depreciation of
   investments                                           4,118,444  (10,969,298)
                                                       -----------  -----------
  Net increase (decrease) in net assets resulting from
   operations                                            1,901,504  (12,767,795)
                                                       -----------  -----------

Dividends and Distributions to Shareholders from:
  Net investment income:
   Consultant Class                                       (279,419)    (101,181)
   Institutional Class                                    (290,781)    (175,491)

  Net realized gain on investments:
   Consultant Class                                             --      (65,044)
   Institutional Class                                          --     (107,688)
                                                       -----------  -----------
                                                          (570,200)    (449,404)
                                                       -----------  -----------

Capital Share Transactions:
  Proceeds from shares sold:
   Consultant Class                                     10,513,492   23,578,559
   Institutional Class                                   4,554,682   14,618,935

  Net asset value of shares issued upon reinvestment
   of dividends and distributions:
   Consultant Class                                        279,420      166,225
   Institutional Class                                     240,861      224,649
                                                       -----------  -----------
                                                        15,588,455   38,588,368
                                                       -----------  -----------

  Cost of shares repurchased:
   Consultant Class                                     (4,332,008)  (9,411,310)
   Institutional Class                                  (7,052,907)  (5,666,357)
                                                       -----------  -----------
                                                       (11,384,915) (15,077,667)
                                                       -----------  -----------
Increase in net assets derived from capital share
 transactions                                            4,203,540   23,510,701
                                                       -----------  -----------
Net Increase in Net Assets                               5,534,844   10,293,502

Net Assets:
  Beginning of period                                   43,891,911   33,598,409
                                                       -----------  -----------
  End of period                                        $49,426,755  $43,891,911
                                                       ===========  ===========

See accompanying notes

Financial
   HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                           Delaware S&P 500 Index Fund Consultant Class
                                                                          Six Months                          1/12/00(1)
                                                                            Ended         Year Ended             to
                                                                          3/31/03(4)  9/30/02      9/30/01     9/30/00
                                                                         (Unaudited)

Net asset value, beginning of period                                       $4.810      $6.140       $8.470      $8.500

Income (loss) from investment operations:
Net investment income(2)                                                    0.035       0.063        0.063       0.059
Net realized and unrealized gain (loss) on investments                      0.201      (1.324)      (2.325)     (0.089)
                                                                           ------      ------       ------      ------
Total from investment operations                                            0.236      (1.261)      (2.262)     (0.030)
                                                                           ------      ------       ------      ------

Less dividends and distributions from:
Net investment income                                                      (0.056)     (0.042)      (0.057)         --
Net realized gain on investments                                               --      (0.027)      (0.011)         --
                                                                           ------      ------       ------      ------
Total dividends and distributions                                          (0.056)     (0.069)      (0.068)         --
                                                                           ------      ------       ------      ------

Net asset value, end of period                                             $4.990      $4.810       $6.140      $8.470
                                                                           ======      ======       ======      ======

Total return(3)                                                              4.83%     (20.86%)     (26.89%)     (0.35%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                   $28,533     $21,624      $13,600      $5,219
Ratio of expenses to average net assets                                      0.52%       0.52%        0.52%       0.52%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                                    2.53%       2.03%        2.37%       1.83%
Ratio of net investment income to average net assets                         1.35%       1.02%        0.87%       0.95%
Ratio of net investment loss to average net assets prior to
  expense limitation and expenses paid indirectly                           (0.66%)     (0.49%)      (0.98%)     (0.36%)
Portfolio turnover                                                             24%          9%          23%         18%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(4) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                         Delaware S&P 500 Index Fund Institutional Class
                                                                          Six Months                          1/12/00(1)
                                                                            Ended           Year Ended            to
                                                                          3/31/03(4)   9/30/02      9/30/01    9/30/00
                                                                         (Unaudited)

Net asset value, beginning of period                                       $4.820      $6.150       $8.480      $8.500

Income (loss) from investment operations:
Net investment income(2)                                                    0.038       0.070        0.072       0.066
Net realized and unrealized gain (loss) on investments                      0.195      (1.329)      (2.324)     (0.086)
                                                                           ------      ------       ------      ------
Total from investment operations                                            0.233      (1.259)      (2.252)     (0.020)
                                                                           ------      ------       ------      ------

Less dividends and distributions from:
Net investment income                                                      (0.063)     (0.044)      (0.067)         --
Net realized gain on investments                                               --      (0.027)      (0.011)         --
                                                                           ------      ------       ------      ------
Total dividends and distributions                                          (0.063)     (0.071)      (0.078)         --
                                                                           ------      ------       ------      ------

Net asset value, end of period                                             $4.990      $4.820       $6.150      $8.480

Total return(3)                                                              4.75%     (20.80%)     (26.77%)     (0.24%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                   $20,894     $22,268      $19,999     $23,905
Ratio of expenses to average net assets                                      0.40%       0.40%        0.40%       0.40%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                                    2.41%       1.91%        2.25%       1.71%
Ratio of net investment income to average net assets                         1.47%       1.14%        0.99%       1.07%
Ratio of net investment loss to average net assets prior to
expense limitation and expenses paid indirectly                             (0.54%)     (0.37%)      (0.86%)     (0.24%)
Portfolio turnover                                                             24%          9%          23%         18%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(4) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Notes                                               Delaware S&P 500 Index Fund
   TO FINANCIAL STATEMENTS                          March 31, 2003 (Unaudited)




Delaware Group Foundation Funds (the "Trust") is organized as a Delaware business trust and offers four series: Delaware Balanced Allocation Portfolio, Delaware Growth Allocation Portfolio, Delaware Income Allocation Portfolio, and Delaware S&P 500 Index Fund. These financial statements and the related notes pertain to Delaware S&P 500 Index Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers two classes of shares, Consultant Class and Institutional Class. Neither class has a sales charge.

The investment objective of the Fund is to seek to replicate the total return of the Standard & Poor's 500 Composite Stock Price Index.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation -- All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Certain expenses of the Fund are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $581 for the period ended March 31, 2003. In addition, the Fund receives earnings credit from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended March 31, 2003. The expenses paid under the above arrangement are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager of the Fund, an annual fee which is calculated at the rate of 0.07% of average daily net assets.

DMC has entered into a sub-advisory agreement with SSgA Funds Management Inc. ("SSFM"), a subsidiary of State Street Corporation, with respect to the management of the Fund. For the services provided, DMC pays SSFM an annual fee which is calculated at the rate of 0.05% on the first $50 million of average daily net assets of the Fund, 0.04% on the next $50 million, and 0.02% on the average daily net assets in excess of $100 million, subject to an annual minimum of $50,000. The Fund does not pay any fees directly to SSFM.

DMC has contracted to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, distribution fees, brokerage commissions, and extraordinary expenses, do not exceed 0.40% of average daily net assets of the Fund through November 30, 2003.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% (currently limited to 0.12% by the Board of Trustees) of the average daily net assets of the Consultant Class.

Notes                                               Delaware S&P 500 Index Fund
   TO FINANCIAL STATEMENTS (CONTINUED)


2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At March 31, 2003, the Fund had receivables from or liabilities payable to affiliates as follows:

  Dividend disbursing, transfer agent fees, accounting
    and other expense payable to DSC                       $(87,866)
  Other expenses payable to DMC and affiliates               (7,528)
  Receivable from DMC under expense limitation
    agreement                                                80,070


Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments
For the period ended March 31, 2003, the Fund made purchases of $8,879,582 and sales of $5,529,346 of investment securities other than U.S. government securities and short-term investments.

At March 31, 2003, the cost of investments for federal income tax purposes approximates the cost for book purposes. At March 31, 2003, the cost of investments was $65,099,123. At March 31, 2003, net unrealized depreciation was $15,535,656 of which $1,000,386 related to unrealized appreciation of investments and $16,536,042 related to unrealized depreciation of investments.


4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the years ended September 30, 2002 and 2001 were as follows:

                                                       Year Ended
                                                  9/30/02      9/30/01
   Ordinary Income                               $320,452     $261,744
   Long-term capital gain                         128,952           --
                                                 --------     --------
   Total                                         $449,404     $261,744
                                                 ========     ========


As of September 30, 2002, the components of net assets on a tax basis were as follows:


Shares of beneficial interest                         $66,889,049
Undistributed ordinary income                             452,662
Capital loss carryforwards                                (30,286)
Post-October losses                                    (1,432,526)
Unrealized appreciation/depreciation
  of investments                                      (21,986,988)
                                                      -----------
Net assets                                            $43,891,911
                                                      ===========

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $30,286 in 2010.

Post-October losses represent losses realized on investment transactions from November 1, 2001 through September 30, 2002 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

5. Capital Shares Transactions in capital shares were as follows:

                                                        Six Months     Year
                                                          Ended       Ended
                                                         3/31/03     9/30/02
                                                       (Unaudited)

Shares sold:
  Consultant Class                                      2,025,069   3,810,212
  Institutional Class                                     888,439   2,290,717

Shares issued upon reinvestment
  of dividend and distributions:
  Consultant Class                                         52,326      24,553
  Institutional Class                                      45,105      33,134
                                                       ----------  ----------
                                                        3,010,939   6,158,616
                                                       ----------  ----------
Shares repurchased:
  Consultant Class                                       (847,178) (1,557,759)
  Institutional Class                                  (1,365,248)   (960,176)
                                                       ----------  ----------
                                                       (2,212,426) (2,517,935)
                                                       ----------  ----------
Net increase                                              798,513   3,640,681
                                                       ----------  ----------


6. Line of Credit

The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amount outstanding as of March 31, 2003, or at any time during the period.

Notes                                               Delaware S&P 500 Index Fund
   TO FINANCIAL STATEMENTS (CONTINUED)


7. Futures Contracts
The Fund uses futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker). Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it is closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

Financial futures contracts open at March 31, 2003 were as follows:

Contracts to Buy    Notional Cost    Expiration Date    Unrealized Loss
----------------    -------------    ---------------    ---------------
8 S&P 500 Index     $1,732,263          June 2003          $(38,269)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

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                                      19

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                                       20

Delaware Investments
   FAMILY OF FUNDS

--------------------------------------------------------------------------------
Complete information on any fund offered by Delaware Investments can be found in each fund's current prospectus. Prospectuses for all funds offered by Delaware Investments are available from your financial advisor. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

Growth-Equity Group
Delaware American Services Fund
Delaware Growth Opportunities Fund
Delaware Select Growth Fund
Delaware Small Cap Growth Fund
Delaware Technology and Innovation Fund
Delaware Trend Fund
Delaware U.S. Growth Fund

Value-Equity Group
Delaware Decatur Equity Income Fund
Delaware Growth and Income Fund
Delaware REIT Fund
Delaware Small Cap Value Fund

International Group
(DIAL-Delaware International Advisers Ltd.)
Delaware Emerging Markets Fund
Delaware International Small Cap Value Fund
Delaware International Value Equity Fund

Blend Mutual Funds
Delaware Balanced Fund
Delaware Core Equity Fund
Delaware Devon Fund
Delaware Social Awareness Fund

Structured Equity Products Group
Delaware Diversified Growth Fund
Delaware Diversified Value Fund
Delaware Foundation Funds
   Delaware Growth Allocation Portfolio
   Delaware Balanced Allocation Portfolio
   Delaware Income Allocation Portfolio

Fixed Income Group
Corporate and Government
Delaware American Government Bond Fund
Delaware Corporate Bond Fund
Delaware Delchester Fund
Delaware Diversified Income Fund
Delaware Extended Duration Bond Fund
Delaware High-Yield Opportunities Fund
Delaware Limited-Term Government Fund
Delaware Strategic Income Fund

Money Market
Delaware Cash Reserve Fund
Delaware Tax-Free Money Fund

Municipal (National Tax-Exempt)
Delaware National High-Yield Municipal Bond Fund
Delaware Tax-Free Insured Fund
Delaware Tax-Free USA Fund
Delaware Tax-Free USA Intermediate Fund

Municipal (State-Specific Tax-Exempt)
Delaware Tax-Free Arizona Fund
Delaware Tax-Free Arizona Insured Fund
Delaware Tax-Free California Fund
Delaware Tax-Free California Insured Fund
Delaware Tax-Free Colorado Fund
Delaware Tax-Free Florida Fund
Delaware Tax-Free Florida Insured Fund
Delaware Tax-Free Idaho Fund
Delaware Minnesota High-Yield Municipal Bond Fund
Delaware Tax-Free Minnesota Fund
Delaware Tax-Free Minnesota Insured Fund
Delaware Tax-Free Minnesota Intermediate Fund
Delaware Tax-Free Missouri Insured Fund
Delaware Tax-Free New York Fund
Delaware Tax-Free Oregon Insured Fund
Delaware Tax-Free Pennsylvania Fund

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)


This semiannual report is for the information of Delaware S&P 500 Index Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware S&P 500 Index Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                               Affiliated Officers                           Contact Information
Walter P. Babich                                Jude T. Driscoll                              Investment Manager
Board Chairman                                  President and Chief Executive Officer         Delaware Management Company
Citadel Construction Corporation                Delaware Management Holdings, Inc.            Philadelphia, PA
King of Prussia, PA                             Philadelphia, PA
                                                                                              International Affiliate
David K. Downes                                 Richelle S. Maestro                           Delaware International Advisers Ltd.
President and Chief Executive Officer           Senior Vice President,                        London, England
Delaware Investments Family of Funds            General Counsel and Secretary
Philadelphia, PA                                Delaware Investments Family of Funds          National Distributor
                                                Philadelphia, PA                              Delaware Distributors, L.P.
John H. Durham                                                                                Philadelphia, PA
Private Investor                                Michael P. Bishof
Gwynedd Valley, PA                              Senior Vice President and Treasurer           Shareholder Servicing, Dividend
                                                Delaware Investments Family of Funds          Disbursing and Transfer Agent
John A. Fry                                     Philadelphia, PA                              Delaware Service Company, Inc.
President                                                                                     2005 Market Street
Franklin & Marshall College                                                                   Philadelphia, PA 19103-7094
Lancaster, PA
                                                                                              For Shareholders
Anthony D. Knerr                                                                              800 523-1918
Managing Director
Anthony Knerr & Associates                                                                    For Securities Dealers and Financial
New York, NY                                                                                  Institutions Representatives Only
                                                                                              800 362-7500
Ann R. Leven
Former Treasurer/Chief Fiscal Officer                                                         Web site
National Gallery of Art                                                                       www.delawareinvestments.com
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN


(7713)                                                      Printed in the USA
SA-491 [3/03] VGR 5/03                                                   J9154